Note 4 - Fair Value Measurement - Financial Instruments on Recurring Basis (10Q) (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets	$ 9,549	$ 16,668	$ 31,443
Financial liability	10	11	2
Derivative Warrant Liabilities [Member]
Financial liability	10	11
Money Market Funds [Member]
Financial assets	9,549	14,671	18,526
US Treasury Securities [Member]
Financial assets		1,997
Fair Value, Inputs, Level 1 [Member]
Financial assets	9,549	16,668	18,526
Financial liability	0	0	0
Fair Value, Inputs, Level 1 [Member] | Derivative Warrant Liabilities [Member]
Financial liability	0	0
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Financial assets	9,549	14,671	18,526
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Financial assets		1,997
Fair Value, Inputs, Level 2 [Member]
Financial assets	0	0	12,917
Financial liability	0	0	0
Fair Value, Inputs, Level 2 [Member] | Derivative Warrant Liabilities [Member]
Financial liability	0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Financial assets	0	0	0
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Financial assets		0
Fair Value, Inputs, Level 3 [Member]
Financial assets	0	0	0
Financial liability	10	11	2
Fair Value, Inputs, Level 3 [Member] | Derivative Warrant Liabilities [Member]
Financial liability	10	11
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Financial assets	$ 0	0	$ 0
Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Financial assets		$ 0